Shareholder Report, Holdings (Details) - C000060325	Jun. 30, 2025
FR_592247J50
Holdings [Line Items]
Percent of Net Asset Value	1.20%
FR_932493KY4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_11506KFF3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
FR_79766DLB3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
FR_98267VCM3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
FR_84131TBT8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
FR_494782KL8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
FR_469466FG6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
FR_45470YEN7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
FR_45204EPQ5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	26.80%
A/A
Holdings [Line Items]
Percent of Net Asset Value	35.10%
BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	21.20%
BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Not Rated
Holdings [Line Items]
Percent of Net Asset Value	11.30%
0-1 year
Holdings [Line Items]
Percent of Total Investments	4.20%
1-3 years
Holdings [Line Items]
Percent of Total Investments	1.30%
3-5 years
Holdings [Line Items]
Percent of Total Investments	5.30%
5-10 years
Holdings [Line Items]
Percent of Total Investments	18.90%
10-20 years
Holdings [Line Items]
Percent of Total Investments	40.50%
20-30 years
Holdings [Line Items]
Percent of Total Investments	28.20%
30+ years
Holdings [Line Items]
Percent of Total Investments	1.60%